Report of Directors Corporate Governance -Long term incentive awards - Narrative (Details)	12 Months Ended	36 Months Ended
	Dec. 31, 2022 USD ($) installment	Dec. 31, 2022 shares installment
Noel Quinn
Disclosure of transactions between related parties [line items]
Expense from share-based payment transactions with employees | $	$ 4,275,000
Long-term incentive awards
Disclosure of transactions between related parties [line items]
Number of installments	5
Performance period	3 years
Long-term incentive awards | 2019 LTI Award | Ewen Stevenson
Disclosure of transactions between related parties [line items]
Shares vested (in shares) | shares		90,584
Number of installments		5
Grant share price decline limit		30.00%